Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000209942 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209942 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000209942 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000209942 | Liberty Media Corp.-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000209942 | Grupo Televisa SAB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000209942 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209942 | Live Nation Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000209942 | Liberty Broadband Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209942 | Liberty Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000209942 | Cie de L'Odet SE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209942 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000209942 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209942 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000209942 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209942 | Content Creation and Aggregation
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000209942 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000209942 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000209942 | Television and Broadband Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209942 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209942 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209942 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209942 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209942 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236314 | Atlanta Braves Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000236314 | Warner Bros Discovery Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000236314 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000236314 | Liberty Media Corp.-Liberty Live
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000236314 | Grupo Televisa SAB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000236314 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236314 | Live Nation Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000236314 | Liberty Broadband Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236314 | Liberty Global Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000236314 | Cie de L'Odet SE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236314 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000236314 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236314 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000236314 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236314 | Content Creation and Aggregation
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000236314 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000236314 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000236314 | Television and Broadband Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236314 | Broadcasting
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236314 | Diversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236314 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236314 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236314 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209943 | Chewy Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209943 | IDEXX Laboratories Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209943 | Zoetis Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209943 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000209943 | Elanco Animal Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000209943 | Trupanion Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000209943 | Phibro Animal Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000209943 | Freshpet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209943 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000209943 | Petco Health & Wellness Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000209943 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000209943 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209943 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209943 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000209943 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000209943 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000209943 | Pet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000209943 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000209943 | Pet Products
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000209943 | Pet Food and Nutrition
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000209943 | Pet Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000209943 | Diagnostics
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000209943 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209943 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000236315 | Chewy Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000236315 | IDEXX Laboratories Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236315 | Zoetis Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236315 | CVS Group plc
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000236315 | Elanco Animal Health Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000236315 | Trupanion Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000236315 | Phibro Animal Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000236315 | Freshpet Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236315 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236315 | Petco Health & Wellness Co. Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236315 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000236315 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236315 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236315 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000236315 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000236315 | Pet Healthcare
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000236315 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000236315 | Pet Products
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000236315 | Pet Food and Nutrition
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000236315 | Pet Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000236315 | Diagnostics
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000236315 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236315 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	8.30%